UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2554
Name of Registrant: Vanguard Money Market Reserves
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2009
Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (29.1%)
2	Fannie Mae Discount Notes	0.755%–0.846%	12/1/09	1,610,800	1,610,800
2	Fannie Mae Discount Notes	0.846%	12/2/09	950,000	949,978
2	Fannie Mae Discount Notes	0.867%	12/14/09	1,635,000	1,634,492
2	Federal Home Loan Bank Discount Notes	0.857%	12/14/09	300,000	299,908
2	Federal Home Loan Bank Discount Notes	0.754%–0.806%	12/15/09	247,990	247,915
2	Federal Home Loan Bank Discount Notes	0.826%	12/16/09	11,625	11,621
2	Federal Home Loan Bank Discount Notes	0.857%	12/29/09	300,000	299,802
2	Federal Home Loan Bank Discount Notes	0.856%	1/19/10	153,561	153,383
[2,3]	Federal Home Loan Banks	0.143%	2/13/10	1,079,640	1,079,314
[2,3]	Federal Home Loan Mortgage Corp.	0.334%	1/7/10	3,247,000	3,246,691
[2,3]	Federal Home Loan Mortgage Corp.	0.189%	2/4/10	500,000	499,863
[2,3]	Federal Home Loan Mortgage Corp.	0.208%	2/5/10	1,250,000	1,250,366
[2,3]	Federal National Mortgage Assn.	0.152%	2/16/10	3,000,000	2,999,566
2	Freddie Mac Discount Notes	0.784%	12/21/09	208,818	208,728
2	Freddie Mac Discount Notes	0.340%	2/2/10	160,000	159,905
	United States Treasury Bill	0.150%	12/3/09	450,000	449,996
	United States Treasury Bill	0.345%	12/10/09	1,000,000	999,914
	United States Treasury Bill	0.290%	12/17/09	1,500,000	1,499,807
	United States Treasury Bill	0.335%	12/24/09	2,650,000	2,649,433
	United States Treasury Bill	0.350%	12/31/09	500,000	499,854
	United States Treasury Bill	0.275%	1/28/10	1,000,000	999,557
	United States Treasury Bill	0.270%	2/18/10	1,500,000	1,499,111
	United States Treasury Bill	0.255%	2/25/10	500,000	499,695
	United States Treasury Bill	0.240%	3/4/10	900,000	899,442
	United States Treasury Bill	0.190%	3/25/10	863,820	863,300
	United States Treasury Bill	0.190%	4/1/10	1,000,000	999,361
	United States Treasury Bill	0.150%	4/15/10	850,000	849,522
	United States Treasury Bill	0.170%	4/22/10	1,000,000	999,329
	United States Treasury Bill	0.180%–0.185%	4/29/10	1,000,000	999,245
	United States Treasury Bill	0.165%	5/13/10	1,000,000	999,253
	United States Treasury Bill	0.165%	5/20/10	1,300,000	1,298,987
	United States Treasury Bill	0.150%	6/3/10	1,000,000	999,242
Total U.S. Goverment and Agency Obligations (Cost $32,657,380)					32,657,380
Commercial Paper (18.5%)
Finance - Auto (0.7%)
	Toyota Credit Canada Inc.	0.240%	1/6/10	25,000	24,994
	Toyota Credit Canada Inc.	0.240%	1/8/10	98,000	97,975
	Toyota Credit Canada Inc.	0.240%	1/27/10	39,500	39,485
	Toyota Motor Credit Corp.	0.180%	2/8/10	264,000	263,909
	Toyota Motor Credit Corp.	0.180%	2/9/10	193,500	193,432
	Toyota Motor Credit Corp.	0.180%	2/10/10	175,000	174,938
					794,733
Finance - Other (2.9%)
	General Electric Capital Corp.	0.220%	2/4/10	500,000	499,801
	General Electric Capital Corp.	0.220%	2/5/10	500,000	499,798
	General Electric Capital Corp.	0.350%	3/4/10	300,000	299,729
	General Electric Capital Corp.	0.320%	3/9/10	1,000,000	999,129
	General Electric Capital Corp.	0.320%	3/15/10	493,000	492,544

General Electric Capital Corp.	0.300%	4/5/10	493,000	492,487
				3,283,488
Foreign Banks (9.3%)
Abbey National NA LLC	0.310%	3/15/10	493,000	492,558
4 Australia & New Zealand Banking Group, Ltd.	0.451%	12/7/09	295,000	294,978
4 Australia & New Zealand Banking Group, Ltd.	0.320%	3/10/10	98,605	98,518
4 Australia & New Zealand Banking Group, Ltd.	0.320%	3/11/10	86,775	86,698
CBA (Delaware) Finance Inc.	0.240%	12/4/09	60,580	60,579
CBA (Delaware) Finance Inc.	0.240%	12/9/09	121,000	120,994
CBA (Delaware) Finance Inc.	0.491%	12/14/09	98,000	97,983
CBA (Delaware) Finance Inc.	0.501%	12/21/09	45,350	45,337
CBA (Delaware) Finance Inc.	0.501%	12/22/09	100,000	99,971
CBA (Delaware) Finance Inc.	0.400%	1/29/10	100,000	99,934
CBA (Delaware) Finance Inc.	0.190%	3/1/10	89,000	88,958
CBA (Delaware) Finance Inc.	0.190%	3/2/10	326,000	325,845
CBA (Delaware) Finance Inc.	0.320%	3/11/10	98,000	97,913
CBA (Delaware) Finance Inc.	0.320%	3/15/10	339,000	338,687
CBA (Delaware) Finance Inc.	0.310%	3/25/10	100,000	99,902
CBA (Delaware) Finance Inc.	0.310%	3/31/10	125,000	124,871
CBA (Delaware) Finance Inc.	0.295%	4/6/10	98,500	98,398
4 Danske Corp.	0.591%	12/15/09	497,000	496,886
4 Danske Corp.	0.501%	1/15/10	73,100	73,054
4 Danske Corp.	0.491%	1/19/10	805,000	804,463
4 Danske Corp.	0.481%	1/20/10	134,900	134,810
4 Danske Corp.	0.451%	1/22/10	650,000	649,578
4 Danske Corp.	0.350%	2/25/10	497,000	496,584
4 Danske Corp.	0.320%	3/16/10	493,000	492,540
4 DNB NOR Bank ASA	0.501%	1/4/10	300,000	299,858
4 DNB NOR Bank ASA	0.481%	1/15/10	200,000	199,880
4 DNB NOR Bank ASA	0.451%	1/22/10	300,000	299,805
4 DNB NOR Bank ASA	0.420%	2/10/10	207,000	206,829
Nordea North America Inc.	0.250%	1/25/10	82,200	82,169
Nordea North America Inc.	0.230%	1/28/10	47,788	47,770
Nordea North America Inc.	0.230%	2/1/10	200,000	199,921
Santander Central Hispano Finance
(Delaware), Inc.	0.652%	12/2/09	109,000	108,998
Santander Central Hispano Finance
(Delaware), Inc.	0.652%	12/4/09	197,000	196,989
Santander Central Hispano Finance
(Delaware), Inc.	0.803%	12/9/09	290,315	290,263
Santander Central Hispano Finance
(Delaware), Inc.	0.551%	1/14/10	210,750	210,608
4 Westpac Banking Corp.	0.451%	12/7/09	295,000	294,978
4 Westpac Banking Corp.	0.400%	1/21/10	617,000	616,650
4 Westpac Banking Corp.	0.400%	2/9/10	200,000	199,844
4 Westpac Banking Corp.	0.400%	2/10/10	250,000	249,803
4 Westpac Banking Corp.	0.380%	2/22/10	118,000	117,897
4 Westpac Banking Corp.	0.320%	3/15/10	50,000	49,954
4 Westpac Banking Corp.	0.320%	3/17/10	250,000	249,764
4 Westpac Banking Corp.	0.300%	4/6/10	199,000	198,791
4 Westpac Banking Corp.	0.265%	6/1/10	490,000	489,344
				10,430,154
Foreign Governments (4.5%)
Caisse D'Amortissement de la Dette Sociale	0.541%	12/11/09	447,775	447,708
Caisse D'Amortissement de la Dette Sociale	0.501%-0.511%	12/28/09	90,000	89,966
Caisse D'Amortissement de la Dette Sociale	0.400%	1/14/10	300,000	299,853
Caisse D'Amortissement de la Dette Sociale	0.230%	1/25/10	197,000	196,931

Caisse D'Amortissement de la Dette Sociale	0.230%	1/29/10	213,000	212,920
Caisse D'Amortissement de la Dette Sociale	0.280%-0.350%	2/5/10	118,400	118,325
Caisse D'Amortissement de la Dette Sociale	0.280%	2/8/10	114,900	114,838
Caisse D'Amortissement de la Dette Sociale	0.300%	3/22/10	246,530	246,302
Caisse D'Amortissement de la Dette Sociale	0.290%-0.295%	3/23/10	586,000	585,467
4 Kreditanstalt Fuer Wiederaufbau	0.200%	1/19/10	508,000	507,862
4 Kreditanstalt Fuer Wiederaufbau	0.200%	1/20/10	82,520	82,497
4 Kreditanstalt Fuer Wiederaufbau	0.200%	1/28/10	150,000	149,952
4 Kreditanstalt Fuer Wiederaufbau	0.200%	2/10/10	182,000	181,928
4 Kreditanstalt Fuer Wiederaufbau	0.215%	3/2/10	550,000	549,701
Societe de Prise de Participation de l'Etat	0.180%	2/22/10	314,000	313,870
Societe de Prise de Participation de l'Etat	0.180%	2/23/10	240,000	239,899
Societe de Prise de Participation de l'Etat	0.180%	2/25/10	200,000	199,914
Societe de Prise de Participation de l'Etat	0.210%	3/4/10	300,000	299,837
Societe de Prise de Participation de l'Etat	0.210%	3/5/10	182,000	181,900
				5,019,670
Foreign Industrial (1.1%)
4 Nestle Capital Corp.	0.673%-0.703%	1/19/10	393,700	393,329
4 Nestle Capital Corp.	0.602%	2/16/10	28,165	28,129
4 Nestle Capital Corp.	0.602%	2/17/10	77,000	76,900
4 Nestle Capital Corp.	0.190%	2/25/10	62,235	62,207
4 Nestle Capital Corp.	0.200%	3/10/10	26,500	26,485
4 Procter & Gamble International Funding SCA	0.240%	1/5/10	59,000	58,986
4 Procter & Gamble International Funding SCA	0.240%	1/7/10	30,000	29,993
4 Total Capital Canada, Ltd.	0.230%	12/1/09	106,000	106,000
4 Total Capital Canada, Ltd.	0.210%	1/8/10	152,000	151,966
4 Total Capital Canada, Ltd.	0.180%	2/10/10	230,000	229,918
				1,163,913
Total Commercial Paper (Cost $20,691,958)				20,691,958
Certificates of Deposit (51.8%)
Domestic Banks (1.5%)
State Street Bank & Trust Co.	0.210%	1/5/10	407,000	407,000
State Street Bank & Trust Co.	0.210%	1/11/10	300,000	300,000
State Street Bank & Trust Co.	0.210%	1/11/10	250,000	250,000
State Street Bank & Trust Co.	0.210%	1/12/10	250,000	250,000
State Street Bank & Trust Co.	0.210%	1/19/10	495,000	495,000
				1,702,000
Eurodollar Certificates of Deposit (17.7%)
Australia & New Zealand Banking Group, Ltd.	0.290%	1/14/10	150,000	150,006
Australia & New Zealand Banking Group, Ltd.	0.290%	1/22/10	296,000	296,000
Australia & New Zealand Banking Group, Ltd.	0.420%	1/28/10	430,000	430,000
Australia & New Zealand Banking Group, Ltd.	0.220%	2/10/10	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.220%	2/18/10	56,000	56,001
Australia & New Zealand Banking Group, Ltd.	0.230%	2/25/10	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	0.330%	3/11/10	300,000	300,000
Australia & New Zealand Banking Group, Ltd.	0.340%	3/22/10	148,000	148,000
Australia & New Zealand Banking Group, Ltd.	0.320%	3/23/10	496,000	496,000
Australia & New Zealand Banking Group, Ltd.	0.310%	4/28/10	240,000	240,000
Banco Bilbao Vizcaya Argentaria, SA	0.255%	2/4/10	595,000	595,005
Banco Bilbao Vizcaya Argentaria, SA	0.255%	2/19/10	24,000	24,000
Banco Bilbao Vizcaya Argentaria, SA	0.335%	3/16/10	255,000	255,000
Bank of Nova Scotia	0.500%	12/14/09	98,000	98,000
Bank of Nova Scotia	0.250%	6/1/10	500,000	500,000
Bank of Nova Scotia	0.250%	6/1/10	250,000	250,000
Commonwealth Bank of Australia	0.210%	2/16/10	900,000	900,000
Commonwealth Bank of Australia	0.380%	2/18/10	246,000	246,000

Commonwealth Bank of Australia	0.340%	3/11/10	198,000	198,011
Commonwealth Bank of Australia	0.320%	3/29/10	750,000	750,000
Credit Agricole S.A.	0.650%	12/2/09	500,000	500,000
Credit Agricole S.A.	0.530%	1/15/10	300,000	300,000
Credit Agricole S.A.	0.500%	1/27/10	500,000	500,000
Credit Agricole S.A.	0.530%	2/5/10	700,000	700,000
Credit Agricole S.A.	0.330%	5/4/10	860,000	860,000
Credit Agricole S.A.	0.290%	5/19/10	500,000	500,000
Credit Agricole S.A.	0.290%	6/1/10	495,000	495,000
DNB NOR Bank ASA	0.420%	2/8/10	400,000	400,000
HSBC Bank PLC	0.240%	12/1/09	284,000	284,000
ING Bank N.V.	0.280%	1/22/10	450,000	450,000
ING Bank N.V.	0.260%	2/23/10	270,000	270,000
ING Bank N.V.	0.310%	3/1/10	1,000,000	1,000,000
ING Bank N.V.	0.260%	3/8/10	515,000	515,000
Intesa Sanpaulo SpA (London Branch)	0.235%	2/8/10	300,000	300,000
Intesa Sanpaulo SpA (London Branch)	0.210%	3/1/10	600,000	600,000
Lloyds TSB Bank PLC	0.220%	2/23/10	290,000	290,000
National Australia Bank Ltd.	0.500%	12/16/09	250,000	250,000
National Australia Bank Ltd.	0.470%	1/8/10	250,000	250,000
National Australia Bank Ltd.	0.240%	1/22/10	290,000	290,000
National Australia Bank Ltd.	0.400%	2/8/10	275,000	275,000
National Australia Bank Ltd.	0.210%	2/23/10	575,000	575,000
National Australia Bank Ltd.	0.370%	3/1/10	470,000	470,000
National Australia Bank Ltd.	0.370%	3/4/10	300,000	300,000
National Australia Bank Ltd.	0.370%	3/8/10	200,000	200,000
National Australia Bank Ltd.	0.370%	3/10/10	240,000	240,000
National Australia Bank Ltd.	0.350%	4/1/10	260,000	260,000
National Australia Bank Ltd.	0.310%	4/7/10	250,000	250,000
Societe Generale	0.270%	12/9/09	700,000	700,000
Societe Generale (London Branch)	0.250%	2/1/10	575,000	575,000
Societe Generale (London Branch)	0.250%	2/5/10	220,000	220,000
Societe Generale (London Branch)	0.240%	3/2/10	530,000	530,000
				19,831,023
Yankee Certificates of Deposit (32.6%)
Abbey National Treasury Services PLC (US
Branch)	0.220%	1/22/10	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.400%	2/17/10	246,000	246,000
Abbey National Treasury Services PLC (US
Branch)	0.330%	3/1/10	400,000	400,000
Abbey National Treasury Services PLC (US
Branch)	0.320%	3/29/10	500,000	500,000
Abbey National Treasury Services PLC (US
Branch)	0.330%	5/4/10	150,000	150,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.650%	12/1/09	49,000	49,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.700%	12/2/09	445,000	445,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.500%	1/13/10	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.500%	1/14/10	400,000	400,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.450%	1/21/10	250,000	250,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.450%	1/27/10	110,000	110,000

Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.400%	2/10/10	450,000	450,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.355%	3/1/10	485,000	485,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.345%	5/18/10	205,000	205,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.305%	6/1/10	480,000	480,000
Bank of Montreal (Chicago Branch)	0.260%	12/14/09	250,000	250,000
Bank of Montreal (Chicago Branch)	0.220%	1/6/10	165,000	165,000
Bank of Montreal (Chicago Branch)	0.200%	1/19/10	495,000	495,000
Bank of Montreal (Chicago Branch)	0.230%	1/22/10	888,000	888,000
Bank of Montreal (Chicago Branch)	0.190%	3/2/10	141,000	141,000
Bank of Nova Scotia (Houston Branch)	0.470%	12/1/09	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/15/09	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.500%	12/23/09	300,000	300,000
Bank of Nova Scotia (Houston Branch)	0.400%	1/29/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.400%	2/1/10	495,000	495,000
Bank of Nova Scotia (Houston Branch)	0.370%	2/24/10	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/27/10	230,000	230,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/30/10	490,000	490,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/24/10	248,000	248,000
BNP Paribas (New York Branch)	0.450%	1/13/10	250,000	250,000
BNP Paribas (New York Branch)	0.250%	1/21/10	550,000	550,000
BNP Paribas (New York Branch)	0.240%	2/5/10	530,000	530,000
BNP Paribas (New York Branch)	0.420%	2/5/10	400,000	400,000
BNP Paribas (New York Branch)	0.240%	2/8/10	500,000	500,000
BNP Paribas (New York Branch)	0.380%	2/26/10	175,000	175,000
BNP Paribas (New York Branch)	0.360%	3/8/10	500,000	500,000
BNP Paribas (New York Branch)	0.330%	4/6/10	165,000	165,000
BNP Paribas (New York Branch)	0.320%	4/29/10	300,000	300,000
Dexia Credit Local SA (New York Branch)	0.370%	1/6/10	406,000	406,000
Dexia Credit Local SA (New York Branch)	0.350%	2/4/10	412,000	412,000
DNB NOR Bank ASA (New York Branch)	0.500%	1/4/10	300,000	300,000
DNB NOR Bank ASA (New York Branch)	0.380%	2/26/10	480,000	480,000
DNB NOR Bank ASA (New York Branch)	0.350%	3/11/10	400,000	400,000
DNB NOR Bank ASA (New York Branch)	0.340%	3/16/10	302,000	302,000
DNB NOR Bank ASA (New York Branch)	0.330%	4/28/10	480,000	480,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	1/19/10	500,000	500,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	2/4/10	159,000	159,000
Intesa Sanpaolo SpA (New York Branch)	0.230%	2/9/10	500,000	500,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	2/23/10	250,000	250,000
Intesa Sanpaolo SpA (New York Branch)	0.300%	5/5/10	500,000	500,000
Lloyds TSB Bank PLC (New York Branch)	0.310%	12/1/09	496,000	496,000
Lloyds TSB Bank PLC (New York Branch)	0.250%	1/22/10	850,000	850,000
Lloyds TSB Bank PLC (New York Branch)	0.250%	1/25/10	600,000	600,000
Nordea Bank Finland PLC (New York Branch)	0.410%	1/25/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.400%	1/27/10	197,000	197,000
Nordea Bank Finland PLC (New York Branch)	0.400%	2/4/10	493,000	493,000
Nordea Bank Finland PLC (New York Branch)	0.250%	2/5/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.230%	2/16/10	475,000	475,000
Nordea Bank Finland PLC (New York Branch)	0.320%	3/10/10	500,000	500,000
Nordea Bank Finland PLC (New York Branch)	0.290%	5/18/10	198,000	198,000
Rabobank Nederland NV (New York Branch)	0.420%	1/25/10	997,500	997,500
Rabobank Nederland NV (New York Branch)	0.400%	2/5/10	450,000	450,000
Rabobank Nederland NV (New York Branch)	0.400%	2/18/10	246,000	246,000
Rabobank Nederland NV (New York Branch)	0.350%	3/1/10	500,000	500,000
Rabobank Nederland NV (New York Branch)	0.200%	3/2/10	411,000	411,000

Rabobank Nederland NV (New York Branch)	0.340%	3/17/10	400,000	400,000
Rabobank Nederland NV (New York Branch)	0.330%	4/1/10	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.290%	5/19/10	400,000	400,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/10	495,000	495,000
Royal Bank of Canada (New York Branch)	0.300%	3/22/10	500,000	500,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.350%	12/4/09	500,000	500,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.290%	1/19/10	680,000	680,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.280%	2/4/10	1,060,000	1,060,000
Societe Generale (New York Branch)	0.250%	1/21/10	210,000	210,000
Svenska Handelsbanken (New York Branch)	0.240%	12/1/09	500,000	500,000
Svenska Handelsbanken (New York Branch)	0.230%	1/26/10	650,000	650,000
Svenska Handelsbanken (New York Branch)	0.210%	2/23/10	1,090,000	1,090,000
Svenska Handelsbanken (New York Branch)	0.200%	3/1/10	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.500%	12/16/09	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.450%	1/4/10	200,000	200,000
Toronto Dominion Bank (New York Branch)	0.520%	1/25/10	53,000	53,018
Toronto Dominion Bank (New York Branch)	0.400%	2/1/10	250,000	250,000
Toronto Dominion Bank (New York Branch)	0.400%	2/3/10	197,000	197,000
Toronto Dominion Bank (New York Branch)	0.500%	2/8/10	115,000	115,011
Toronto Dominion Bank (New York Branch)	0.400%	2/16/10	195,000	195,021
Toronto Dominion Bank (New York Branch)	0.320%	3/22/10	335,000	335,000
Toronto Dominion Bank (New York Branch)	0.310%	3/23/10	350,000	350,000
Toronto Dominion Bank (New York Branch)	0.310%	3/25/10	144,600	144,609
Toronto Dominion Bank (New York Branch)	0.280%	4/6/10	400,000	400,000
Toronto Dominion Bank (New York Branch)	0.270%	5/17/10	300,000	300,000
Westpac Banking Corp. (New York Branch)	0.500%	12/9/09	250,000	250,000
Westpac Banking Corp. (New York Branch)	0.480%	12/16/09	300,000	300,000
Westpac Banking Corp. (New York Branch)	0.470%	1/7/10	300,000	300,000
Westpac Banking Corp. (New York Branch)	0.320%	3/8/10	596,000	596,000
				36,552,159
Total Certificates of Deposit (Cost $58,085,182)				58,085,182
Other Notes (2.0%)
Bank of America, NA	0.230%	1/6/10	173,000	173,000
Bank of America, NA	0.230%	1/13/10	500,000	500,000
Bank of America, NA	0.230%	1/15/10	500,000	500,000
Bank of America, NA	0.230%	2/1/10	300,000	300,000
Bank of America, NA	0.230%	2/8/10	500,000	500,000
Bank of America, NA	0.230%	2/11/10	210,000	210,000
Total Other Notes (Cost $2,183,000)				2,183,000
			Shares
Money Market Fund (0.7%)
5 Vanguard Municipal Cash Management Fund
(Cost $807,970)	0.231%		807,970,144	807,970
			Face
			Amount
			($000)
Repurchase Agreements (2.1%)
Barclays Capital Inc.
(Dated 11/2/09, Repurchase Value
$640,052,000, collateralized by Federal
Farm Credit Bank 3.500%,10/3/11 and
Federal Home Loan Bank 1.750%-3.625%,
12/10/10-12/14/12)	0.100%	12/1/09	640,000	640,000

Barclays Capital Inc.
(Dated 11/30/09, Repurchase Value
$114,769,000, collateralized by U.S.
Treasury Bond 6.875%, 8/15/25)	0.160%	12/1/09	114,768	114,768
BNP Paribas Securities Corp.
(Dated 11/30/09, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Bill 0.000%, 5/13/10, U.S.
Treasury Bond 5.250%-5.500%, 8/15/28-
2/15/29, and U.S. Treasury Note 0.875%-
4.125%, 4/30/10-5/15/15)	0.160%	12/1/09	50,000	50,000
BNP Paribas Securities Corp.
(Dated 11/30/09, Repurchase Value
$108,001,000, collateralized by U.S.
Treasury Bond 7.625%, 2/15/25 and U.S.
Treasury Note 2.375%, 8/31/10)	0.190%	12/1/09	108,000	108,000
Deutsche Bank Securities, Inc.
(Dated 11/2/09, Repurchase Value
$1,000,081,000, collateralized by Federal
Home Loan Bank Discount Note, 2/26/10,
Federal Home Loan Mortgage Corp
Discount Note, 5/24/10, and Federal
National Mortgage Assn. Discount Note
2/24/10)	0.100%	12/1/09	1,000,000	1,000,000
Morgan Stanley
(Dated 11/2/09, Repurchase Value
$360,029,000, collateralized by Federal
Home Loan Bank 0.480%-7.375%,
12/11/09-2/15/30 and Federal Home Loan
Mortgage Corp. 1.125%-5.750%, 3/15/11-
3/23/12)	0.100%	12/1/09	360,000	360,000
RBC Capital Markets Corp.
(Dated 11/30/09, Repurchase Value
$50,000,000, collateralized by Federal
Home Loan Bank Discount Note, 2/19/10)	0.170%	12/1/09	50,000	50,000
RBS Securities, Inc.
(Dated 11/30/09, Repurchase Value
$50,000,000, collateralized by Federal
Home Loan Mortgage Corp. 2.750%-
5.250%, 4/11/11-4/18/16)	0.170%	12/1/09	50,000	50,000
Total Repurchase Agreements (Cost $2,372,768)				2,372,768
Tax-Exempt Municipal Bonds (0.8%)
Birmingham AL Public Educ. Building Student
Housing Rev. (Univ. Alabama Project) VRDO	0.200%	12/7/09 LOC	17,455	17,455
Board of Regents of the Univ. of Texas System
Rev. Financing System VRDO	0.200%	12/7/09	95,000	95,000
Boone County KY Pollution Rev. (Duke Energy
Inc. Project) VRDO	0.200%	12/7/09 LOC	19,000	19,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.230%	12/7/09 LOC	55,695	55,695
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.200%	12/7/09	44,000	44,000
District of Columbia Rev. (Georgetown Univ.)
VRDO	0.230%	12/7/09 LOC	17,200	17,200
District of Columbia Rev. (Washington Drama
Society) VRDO	0.260%	12/7/09 LOC	20,375	20,375

Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.300%	12/7/09 LOC	42,500	42,500
Loudoun County VA IDA Rev. (Howard Hughes
Medical Institute) VRDO	0.200%	12/7/09	30,165	30,165
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.230%	12/7/09 LOC	37,500	37,500
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. Of Maryland Medical System) VRDO	0.200%	12/7/09 LOC	30,260	30,260
Massachusetts Health & Educ. Fac. Auth. Rev.
(Bentley College) VRDO	0.230%	12/7/09 LOC	20,700	20,700
Massachusetts Health & Educ. Fac. Auth. Rev.
(MIT) VRDO	0.200%	12/7/09	19,320	19,320
Minneapolis & St. Paul Housing & Redev. Auth.
Health Care System (Allina Health Care)
VRDO	0.180%	12/7/09 LOC	15,000	15,000
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (BJC Health System) VRDO	0.200%	12/7/09	18,000	18,000
New Hampshire Health & Educ. Fac. Auth. Rev.
(Dartmouth College) VRDO	0.200%	12/7/09	40,000	40,000
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.190%	12/7/09 LOC	32,500	32,500
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.230%	12/7/09 LOC	18,800	18,800
New York State Housing Finance Agency Rev.
VRDO	0.230%	12/7/09 LOC	31,500	31,500
New York State Urban Dev. Corp. Rev. VRDO	0.200%	12/7/09 LOC	10,375	10,375
Pittsburgh PA Water & Sewer Auth. Rev. VRDO	0.250%	12/7/09 LOC	49,500	49,500
South Carolina Transp. Infrastructure Rev.
VRDO	0.220%	12/7/09 LOC	47,500	47,500
TX Univ. Rev. VRDO	0.200%	12/7/09	58,300	58,300
Univ. of Texas Permanent Univ. Fund Rev.
VRDO	0.200%	12/7/09	56,670	56,670
Washington Health Care Fac. Auth. (Multicare
Health System) VRDO	0.200%	12/7/09 LOC	10,000	10,000
Total Tax-Exempt Municipal Bonds (Cost $837,315)				837,315
Total Investments (105.0%) (Cost $117,635,573)				117,635,573
Other Assets and Liabilities-Net (-5.0%)				(5,569,079)
Net Assets (100%)				112,066,494

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At
November 30, 2009, the aggregate value of these securities was $9,737,359,000, representing 8.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
IDA—Industrial Development Authority Bond.
VRDO—Variable Rate Demand Obligation.

Prime Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2009

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.5%)
2	Fannie Mae Discount Notes	0.320%	12/2/09	48,000	48,000
2	Fannie Mae Discount Notes	0.180%	12/17/09	90,000	89,993
2	Fannie Mae Discount Notes	0.130%–0.310%	1/13/10	41,344	41,335
2	Fannie Mae Discount Notes	0.310%–0.320%	1/20/10	141,433	141,371
2	Fannie Mae Discount Notes	0.310%	1/27/10	280,000	279,863
2	Fannie Mae Discount Notes	0.120%–0.150%	2/1/10	20,910	20,905
2	Fannie Mae Discount Notes	0.320%	2/3/10	49,200	49,172
2	Fannie Mae Discount Notes	0.150%	2/4/10	9,000	8,997
2	Fannie Mae Discount Notes	0.150%	2/5/10	7,100	7,098
2	Fannie Mae Discount Notes	0.290%–0.300%	2/10/10	137,388	137,308
2	Fannie Mae Discount Notes	0.265%–0.280%	2/17/10	369,000	368,781
2	Fannie Mae Discount Notes	0.492%	2/22/10	60,000	59,932
2	Fannie Mae Discount Notes	0.270%	2/24/10	57,761	57,724
2	Fannie Mae Discount Notes	0.130%	3/1/10	115,000	114,963
2	Fannie Mae Discount Notes	0.145%–0.150%	3/3/10	87,900	87,867
2	Fannie Mae Discount Notes	0.200%	3/10/10	7,300	7,296
2	Fannie Mae Discount Notes	0.145%	3/15/10	50,000	49,979
2	Fannie Mae Discount Notes	0.220%	3/17/10	50,000	49,968
2	Fannie Mae Discount Notes	0.200%	3/24/10	25,000	24,984
2	Fannie Mae Discount Notes	0.573%	4/1/10	100,000	99,808
2	Fannie Mae Discount Notes	0.200%	4/14/10	100,000	99,925
2	Fannie Mae Discount Notes	0.190%–0.200%	4/21/10	135,000	134,898
2	Fannie Mae Discount Notes	0.190%	4/28/10	28,475	28,453
2	Federal Home Loan Bank Discount Notes	0.835%	12/1/09	50,000	50,000
2	Federal Home Loan Bank Discount Notes	0.170%	12/2/09	124,418	124,417
2	Federal Home Loan Bank Discount Notes	0.375%–0.400%	12/4/09	65,675	65,673
2	Federal Home Loan Bank Discount Notes	0.100%	1/4/10	50,300	50,295
2	Federal Home Loan Bank Discount Notes	0.370%	1/5/10	22,161	22,153
2	Federal Home Loan Bank Discount Notes	0.360%	1/7/10	20,000	19,993
2	Federal Home Loan Bank Discount Notes	0.360%	1/8/10	10,000	9,996
2	Federal Home Loan Bank Discount Notes	0.120%	1/13/10	200,000	199,971
2	Federal Home Loan Bank Discount Notes	0.130%	1/15/10	55,000	54,991
2	Federal Home Loan Bank Discount Notes	0.320%	1/20/10	25,000	24,989
2	Federal Home Loan Bank Discount Notes	0.120%	1/22/10	92,903	92,887
2	Federal Home Loan Bank Discount Notes	0.105%	2/10/10	95,000	94,980
2	Federal Home Loan Bank Discount Notes	0.110%–0.285%	2/12/10	265,400	265,327
2	Federal Home Loan Bank Discount Notes	0.250%	2/19/10	12,100	12,093
2	Federal Home Loan Bank Discount Notes	0.684%	4/1/10	75,000	74,829
2	Federal Home Loan Bank Discount Notes	0.735%	4/20/10	100,000	99,716
[2,3]	Federal Home Loan Banks	0.094%	1/6/10	386,150	386,108
[2,3]	Federal Home Loan Banks	0.143%	2/13/10	165,000	164,952
[2,3]	Federal Home Loan Mortgage Corp.	0.334%	1/7/10	500,000	499,949
[2,3]	Federal Home Loan Mortgage Corp.	0.208%	2/5/10	95,000	94,983
2	Freddie Mac Discount Notes	0.200%	12/1/09	7,175	7,175
2	Freddie Mac Discount Notes	0.805%	12/7/09	24,489	24,486
2	Freddie Mac Discount Notes	0.350%–0.370%	1/6/10	94,000	93,966
2	Freddie Mac Discount Notes	0.320%	1/11/10	50,000	49,982
2	Freddie Mac Discount Notes	0.310%–0.320%	1/19/10	135,417	135,359
2	Freddie Mac Discount Notes	0.310%–0.320%	1/25/10	137,000	136,934
2	Freddie Mac Discount Notes	0.310%	1/26/10	41,000	40,980

2 Freddie Mac Discount Notes	0.150%	1/27/10	9,787	9,785
2 Freddie Mac Discount Notes	0.120%	1/28/10	100,000	99,981
2 Freddie Mac Discount Notes	0.320%–0.360%	2/1/10	89,397	89,345
2 Freddie Mac Discount Notes	0.095%–0.360%	2/2/10	197,500	197,424
2 Freddie Mac Discount Notes	0.100%	2/3/10	24,000	23,996
2 Freddie Mac Discount Notes	0.265%–0.290%	2/16/10	62,000	61,962
2 Freddie Mac Discount Notes	0.340%	2/22/10	32,500	32,474
2 Freddie Mac Discount Notes	0.150%	3/2/10	109,000	108,959
2 Freddie Mac Discount Notes	0.250%	3/8/10	25,000	24,983
2 Freddie Mac Discount Notes	0.130%	3/9/10	100,000	99,965
2 Freddie Mac Discount Notes	0.200%–0.260%	3/15/10	256,821	256,634
2 Freddie Mac Discount Notes	0.175%	4/6/10	35,000	34,978
2 Freddie Mac Discount Notes	0.220%	4/7/10	50,000	49,961
2 Freddie Mac Discount Notes	0.260%	4/27/10	74,451	74,372
2 Freddie Mac Discount Notes	0.195%	5/3/10	73,693	73,632
United States Treasury Bill	0.345%	12/10/09	150,000	149,987
United States Treasury Bill	0.335%–0.337%	12/24/09	400,000	399,914
United States Treasury Bill	0.350%	12/31/09	200,000	199,942
United States Treasury Bill	0.280%	2/4/10	50,000	49,975
United States Treasury Bill	0.285%	2/11/10	35,000	34,980
United States Treasury Bill	0.210%	3/18/10	100,000	99,938
United States Treasury Bill	0.190%	3/25/10	194,626	194,509
United States Treasury Bill	0.150%	4/15/10	175,000	174,902
United States Treasury Bill	0.170%	5/6/10	50,000	49,963
United States Treasury Bill	0.165%	5/13/10	40,000	39,970
United States Treasury Bill	0.165%	5/20/10	70,000	69,945
United States Treasury Bill	0.140%	5/27/10	250,000	249,828
United States Treasury Bill	0.150%	6/3/10	260,000	259,803
Total U.S. Goverment and Agency Obligations (Cost $8,117,911)				8,117,911
Repurchase Agreements (2.7%)
Barclays Capital Inc.
(Dated 10/28/09, Repurchase Value
$175,020,000, collateralized by Federal
Home Loan Bank 3.625%, 7/1/11 and
Federal Home Loan Mortgage Corp
1.125%, 12/15/11)	0.120%	12/2/09	175,000	175,000
Barclays Capital Inc.
(Dated 11/30/09, Repurchase Value
$21,061,000, collateralized by U.S.
Treasury Note 3.625%, 8/15/19)	0.160%	12/1/09	21,061	21,061
BNP Paribas Securities Corp.
(Dated 11/30/09, Repurchase Value
$20,000,000, collateralized by U.S.
Treasury Bond 4.500%-6.500%, 11/15/26-
5/15/38 and U.S. Treasury Note 1.875%-
3.625%, 6/30/10-8/31/16)	0.160%	12/1/09	20,000	20,000
Total Repurchase Agreements (Cost $216,061)				216,061
Total Investments (103.2%) (Cost $8,333,972)				8,333,972
Other Assets and Liabilities-Net (-3.2%)				(258,459)
Net Assets (100%)				8,075,513

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Adjustable-rate security.
.

Federal Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 25, 2010
VANGUARD MONEY MARKET RESERVES
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 25, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.